Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 2,019,628	$ 2,686,902	$ 5,433,375		$ 5,136,153		$ 5,944,190
Cost of revenues	(1,705,824)	(2,047,970)	(3,606,481)		(3,454,368)		(4,406,421)
Gross profit	313,804	638,932	1,826,894		1,681,785		1,537,769
Operating expenses
Selling and marketing expenses	(307,176)	(56,732)	(206,314)		(18,030)		(36,194)
General and administrative expenses	(3,247,004)	(869,886)	(2,781,075)		(1,621,513)		(1,102,870)
Total operating expenses	(3,554,180)	(926,618)	(2,987,389)		(1,639,543)		(1,139,064)
Operating income (loss)	(3,240,376)	(287,686)	(1,160,495)		42,242		398,705
Other income (expenses), net
Other income, net	4,062,303	7,146	971,391		111,837		23,019
Interest income	1,594	12,921	6,953		518		21
Interest expense	(125,489)	(120,162)	(778,656)		(46,179)		(77,757)
Total other income (expenses), net	(3,938,408)	(100,095)	199,688		66,176		(54,717)
Income (loss) before taxes	698,032	(387,781)	(960,807)		108,418		343,988
Provision for income taxes			486,706			[1]	(208,141)	[1]
Net income (loss)	698,032	(387,781)	(474,101)		108,418	[1]	135,847	[1]
Less: net loss attributable to non-controlling interests	(26,943)	(8,762)	50,542		(21,775)		(322,820)
Net income (loss) attributable to the shareholders of the Company	724,975	(396,543)	(524,643)		130,193		458,667
Other comprehensive income (loss)
Foreign currency translation adjustment	(66,526)	270,236	32,529		(22,704)		(1,920)
Total comprehensive income (loss)	631,506	(117,545)	(441,572)		85,714		133,927
Less: total comprehensive loss attributable to non-controlling interests	(54,536)	78,445
Less: total comprehensive (loss) income attributable to non-controlling interests			56,908		(27,621)		(323,458)
Total comprehensive income attributable to the shareholders of the Company	$ 686,042	$ (195,990)	$ (498,480)		$ 113,335		$ 457,385
Earnings per share – basic (in Dollars per share)	$ 2.53	$ (54.14)	$ (13.2)		$ 35.3		$ 47.2
diluted (in Dollars per share)	$ 0.7	$ (54.14)	$ (6.4)		$ 35.3		$ 47.2
Weighted average shares outstanding - basic (in Shares)	275,936	7,162	35,811	[2]	3,076	[2]	2,880	[2]
diluted (in Shares)	996,586	7,162	74,332		3,076		2,880

[1]	Re-presented as mentioned in Note 23
[2]	Adjusted retrospectively for the two reverse stock splits that was effected in February 2025 of 1 share for every 20 existing share issued and in May 2025 of 1 share for every 10 existing share issued.